Expense Example, No Redemption - PUTNAM INCOME FUND - Class C	Oct. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 152
Expense Example, No Redemption, 3 Years	492
Expense Example, No Redemption, 5 Years	856
Expense Example, No Redemption, 10 Years	$ 1,679